Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment Net	Property and equipment, net consist of the following:
	September 30, 2024	September 30, 2023
	US$	US$
Land	721,462	721,462
Buildings	849,961	1,129,961
Machinery & equipment	2,008,987	1,974,266
Vehicles	153,996	153,851
Furniture and fixtures	160,349	154,804
Software	870,728	870,727
Leasehold improvement	17,329	17,329
Total	4,782,812	5,022,400
Less: Accumulated depreciation	$(3,184,989)	$(2,981,158)
Property and equipment, net	1,597,823	2,041,242